Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000814232
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015